VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 102.7%
Australia: 4.9%
Aristocrat Leisure Ltd. #	675,508	$16,007,123
China: 18.9%
Bilibili, Inc. (ADR) * †	363,622	9,308,723
Kingsoft Corp. Ltd. (HKD) #	1,568,400	6,128,219
NetEase, Inc. (ADR)	208,588	19,473,775
Tencent Holdings Ltd. (HKD) #	595,700	26,963,922
		61,874,639
France: 2.8%
Ubisoft Entertainment SA # *	211,259	9,294,994
Japan: 24.3%
Bandai Namco Holdings, Inc. #	228,300	16,095,611
Capcom Co. Ltd. #	669,700	16,270,090
Konami Group Corp. #	158,500	8,769,822
Nexon Co. Ltd. #	691,500	14,181,495
Nintendo Co. Ltd. #	46,400	19,928,909
Square Enix Holdings Co. Ltd. #	98,400	4,362,029
		79,607,956
Poland: 0.9%
CD Projekt SA # * †	141,267	3,025,354
South Korea: 3.0%
NCSoft Corp. #	27,413	7,399,637
Netmarble Corp. 144A #	43,984	2,337,909
		9,737,546
Sweden: 2.8%
Embracer Group AB # * †	1,199,930	9,200,895
	Number of Shares	Value
Taiwan: 5.7%
Micro-Star International Co. Ltd. #	1,627,000	$6,215,418
Sea Ltd. (ADR) *	188,198	12,582,919
		18,798,337
United States: 39.4%
Activision Blizzard, Inc.	310,994	24,213,993
Advanced Micro Devices, Inc. *	255,150	19,511,320
Electronic Arts, Inc.	133,395	16,227,502
NVIDIA Corp.	159,342	24,154,654
Roblox Corp. * †	509,113	16,729,453
Take-Two Interactive Software, Inc. *	127,201	15,585,939
Unity Software, Inc. * †	338,848	12,476,383
		128,899,244
Total Common Stocks (Cost: $423,084,860)		336,446,088

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.4% (Cost: $14,440,887)
Money Market Fund: 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio	14,440,887	14,440,887
Total Investments: 107.1% (Cost: $437,525,747)		350,886,975
Liabilities in excess of other assets: (7.1)%		(23,339,143)
NET ASSETS: 100.0%		$327,547,832

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $166,181,427 which represents 50.7% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $32,303,237.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,337,909, or 0.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	71.9%	$241,985,578
Consumer Discretionary	9.6	32,102,735
Information Technology	18.5	62,357,775
	100.0%	$336,446,088
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VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$16,007,123	$—	$16,007,123
China	28,782,498	33,092,141	—	61,874,639
France	—	9,294,994	—	9,294,994
Japan	—	79,607,956	—	79,607,956
Poland	—	3,025,354	—	3,025,354
South Korea	—	9,737,546	—	9,737,546
Sweden	—	9,200,895	—	9,200,895
Taiwan	12,582,919	6,215,418	—	18,798,337
United States	128,899,244	—	—	128,899,244
Money Market Fund	14,440,887	—	—	14,440,887
Total Investments	$184,705,548	$166,181,427	$—	$350,886,975
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